RESTRICTED CASH - Disclosure of Detailed Information About Restricted Cash (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Restricted Cash [Line Items]
Non-Current Restricted Cash		$ 106,072	$ 125,573
Nevada Division of Environmental Protection bond [Member]
Disclosure Of Restricted Cash [Line Items]
Non-Current Restricted Cash		19,346	18,408	$ 17,700
SAT Primero tax dispute [Member]
Disclosure Of Restricted Cash [Line Items]
Non-Current Restricted Cash	$ 1,758	$ 86,726	$ 107,165